Fair Value of Financial Instruments, Roll-Forward of Fair Value of Level 3 Warrants (Q3) (Details) - Warrant [Member] - USD ($) $ in Thousands		2 Months Ended	9 Months Ended
	Jan. 04, 2023	Dec. 31, 2022	Sep. 30, 2023
Roll-Forward of Fair Value of Level 3 Warrants [Roll Forward]
Beginning balance	$ 6,868	$ 18,695	$ 7,623
Change in fair value	755	(11,827)
Warrants reclassified to equity			(7,623)
Ending balance	$ 7,623	$ 6,868	$ 0